CONCENTRATIONS	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 15 – CONCENTRATIONS

For the year ended December 31, 2021, four customers represented 74.5% (28.5%, 21.6%, 12.5% and 11.9%, respectively) of the Company’s total net revenues, respectively. For the year ended December 31, 2020, one customer, Amazon, represented 96.7% of the Company’s total net revenues. On December 31, 2021, four customers, represented 48.4% of the Company’s accounts receivable balance (22.7%, 13.0% and 12.7%, respectively).

All revenues are derived from customers in the United States.